Assets Held for Sale - Summary of Assets Held for Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets Held For Sale [line items]
Property, plant and equipment	£ 11,058	£ 10,860	£ 10,808
Goodwill	5,789	5,734	5,965
Inventory	5,476	5,557
Cash and cash equivalents	3,874	3,833	£ 4,897
Total assets held for sale	168	113
Assets held for sale [member]
Assets Held For Sale [line items]
Property, plant and equipment	109	57
Goodwill	144
Other intangibles	1	49
Inventory	50	7
Cash and cash equivalents	485
Other	(136)
Total assets held for sale	£ 653	£ 113